Issued capital and reserves - Capital Transactions (Details) - USD ($)						1 Months Ended	12 Months Ended
	Jan. 17, 2018	Jun. 16, 2017	May 09, 2017	Oct. 07, 2016	Sep. 16, 2016	Oct. 07, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Oct. 30, 2018	Sep. 27, 2018	Apr. 27, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Shares issued (in shares)							94,732,539	80,024,707	75,030,078
Total offering	$ 23,000,000	$ 16,387,500				$ 25,864,486	$ 23,001,000	$ 16,387,000	$ 25,865,000
Share premium	$ 22,647,631	$ 16,291,254	$ 165,114	$ 25,514,030		25,514,030	225,470,000	204,952,000	189,029,000
Ordinary shares issued in connection with a public offering (in shares)	14,375,000	4,312,500		523,916	15,151,520
Underwriters' over-allotment shares issued (in shares)	1,875,000	562,500
Ordinary share price (usd per share)	$ 1.60	$ 3.80			$ 1.65
Costs directly attributable to the equity transaction	$ 2,200,000	$ 1,500,000				2,300,000	2,160,000	1,489,000	2,296,000
Share capital
Disclosure of analysis of other comprehensive income by item [line items]
Total offering	$ 352,369	$ 96,246	1,380			$ 350,456	$ 353,000	$ 96,000	$ 351,000
Ordinary shares issued in connection with a public offering (in shares)							14,375,000	4,312,500	15,675,436
2016 convertible notes
Disclosure of analysis of other comprehensive income by item [line items]
Notional amount			160,000							$ 1,000,000	$ 6,000,000	$ 7,160,000.00
Accrued interest			$ 11,594
Shares issued (in shares)			63,258